Consolidated Supplementary Insurance Information (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplementary Insurance Information, by Segment [Line Items]
Premium Revenue and Policy Charges	$ 44,167	$ 33,099	$ 31,354
Net investment income	19,586	17,494	14,729
Policyholder Benefits and Interest Credited	41,074	34,106	32,850
Amortization of DAC and VOBA	4,898	2,477	1,055
Other Operating Expenses	15,085	11,935	11,355
Premiums Written (Excluding Life)	14,822	9,998	9,424
Latin America [Member]
Supplementary Insurance Information, by Segment [Line Items]
Premium Revenue and Policy Charges	3,371	2,599	2,108
Net investment income	1,105	940	632
Policyholder Benefits and Interest Credited	2,899	2,483	1,747
Amortization of DAC and VOBA	211	144	111
Other Operating Expenses	1,056	683	502
Premiums Written (Excluding Life)	817	519	391
Asia [Member]
Supplementary Insurance Information, by Segment [Line Items]
Premium Revenue and Policy Charges	9,059	2,218	1,413
Net investment income	1,954	505	200
Policyholder Benefits and Interest Credited	6,360	1,664	988
Amortization of DAC and VOBA	1,505	290	194
Other Operating Expenses	1,862	635	485
Premiums Written (Excluding Life)	4,293	412	134
Europe, the Middle East and Africa [Member]
Supplementary Insurance Information, by Segment [Line Items]
Premium Revenue and Policy Charges	2,792	489	312
Net investment income	535	205	104
Policyholder Benefits and Interest Credited	1,385	307	158
Amortization of DAC and VOBA	613	87	41
Other Operating Expenses	1,119	320	285
Premiums Written (Excluding Life)	823	198	65
Retail [Member]
Supplementary Insurance Information, by Segment [Line Items]
Premium Revenue and Policy Charges	11,077	10,357	10,081
Net investment income	7,156	7,348	6,908
Policyholder Benefits and Interest Credited	10,447	10,134	10,208
Amortization of DAC and VOBA	2,365	1,758	498
Other Operating Expenses	4,902	4,764	5,035
Premiums Written (Excluding Life)	1,975	1,972	1,921
Group, Voluntary & Worksite Benefits [Member]
Supplementary Insurance Information, by Segment [Line Items]
Premium Revenue and Policy Charges	14,579	14,716	14,578
Net investment income	1,631	1,600	1,448
Policyholder Benefits and Interest Credited	13,193	13,308	13,238
Amortization of DAC and VOBA	186	181	194
Other Operating Expenses	2,022	2,007	2,011
Premiums Written (Excluding Life)	6,887	6,897	6,913
Corporate Benefit Funding [Member]
Supplementary Insurance Information, by Segment [Line Items]
Premium Revenue and Policy Charges	3,080	2,571	2,737
Net investment income	5,640	5,462	4,948
Policyholder Benefits and Interest Credited	6,664	6,177	6,495
Amortization of DAC and VOBA	17	16	14
Other Operating Expenses	497	481	473
Premiums Written (Excluding Life)	0	0	0
Corporate & Other [Member]
Supplementary Insurance Information, by Segment [Line Items]
Premium Revenue and Policy Charges	209	149	125
Net investment income	1,565	1,434	489
Policyholder Benefits and Interest Credited	126	33	16
Amortization of DAC and VOBA	1	1	3
Other Operating Expenses	3,627	3,045	2,564
Premiums Written (Excluding Life)	$ 27	$ 0	$ 0